Capital Assets - Summary of Capital Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 CAD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 18,791
Ending balance	5,738
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	45,185
Additions	64
Disposals	(2,120)
Sold - discontinued operations (note 3)	(3,106)
Effect of foreign exchange differences	(161)
Reclassified to assets held for sale (note 3)	(26,830)
Ending balance	13,032
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	26,394
Depreciation expense	1,121
Disposals	(1,939)
Sold - discontinued operations (note 3)	(730)
Effect of foreign exchange differences	(25)
Reclassified to assets held for sale (note 3)	(17,527)
Ending balance	7,294
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,763
Ending balance	3,667
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,567
Ending balance	4,567
Land and Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	804
Depreciation expense	96
Ending balance	900
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,448
Ending balance	182
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	7,349
Disposals	(399)
Sold - discontinued operations (note 3)	(1,921)
Effect of foreign exchange differences	(107)
Reclassified to assets held for sale (note 3)	(4,403)
Ending balance	519
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,901
Depreciation expense	242
Disposals	(400)
Sold - discontinued operations (note 3)	(273)
Effect of foreign exchange differences	(12)
Reclassified to assets held for sale (note 3)	(2,121)
Ending balance	337
Production and Laboratory Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	9,696
Ending balance	1,682
Production and Laboratory Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	29,904
Additions	60
Disposals	(1,420)
Sold - discontinued operations (note 3)	(973)
Effect of foreign exchange differences	(45)
Reclassified to assets held for sale (note 3)	(20,552)
Ending balance	6,974
Production and Laboratory Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	20,208
Depreciation expense	586
Disposals	(1,236)
Sold - discontinued operations (note 3)	(335)
Effect of foreign exchange differences	(8)
Reclassified to assets held for sale (note 3)	(13,923)
Ending balance	5,292
Furniture and Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	884
Ending balance	207
Furniture and Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,365
Additions	4
Disposals	(301)
Sold - discontinued operations (note 3)	(212)
Effect of foreign exchange differences	(9)
Reclassified to assets held for sale (note 3)	(1,875)
Ending balance	972
Furniture and Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,481
Depreciation expense	197
Disposals	(303)
Sold - discontinued operations (note 3)	(122)
Effect of foreign exchange differences	(5)
Reclassified to assets held for sale (note 3)	(1,483)
Ending balance	$ 765